Business Combinations (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of detailed information about business combination [abstract]
Summary of Preliminary Allocation of Fair Value of Assets Acquired and Liabilities Assumed
The allocation of the fair value of the assets acquired and the liabilities assumed is detailed as follows:

Acquisition of Alithya IT Services Inc.	$
Current assets
Cash	577
Accounts receivable and other receivables	9,985
Unbilled revenues	7,169
Prepaids	91
17,822
Non-current assets
Tax credits receivable	2,053
Property and equipment	2,207
Right-of-use assets	2,982
Intangibles	52,777
Deferred tax assets	763
Goodwill	42,491
Total assets acquired	121,095

Current liabilities
Accounts payable and accrued liabilities	15,069
Income taxes payable	155
Deferred revenues	125
Current portion of lease liabilities	592
Current portion of long-term debt	8,887
24,828
Non-current liabilities
Lease liabilities	3,620
Deferred tax liabilities	11,084
Total liabilities assumed	39,532

Net assets acquired	81,563

The preliminary allocation of the fair value of the assets acquired and the liabilities assumed is detailed as follows:

Acquisition of Vitalyst, LLC	$
Current assets
Cash	1,116
Accounts receivable and other receivables	6,301
Unbilled revenues	1,101
Prepaids	1,403
9,921
Non-current assets
Other assets	157
Property and equipment	583
Right-of-use assets	3,975
Intangibles	26,323
Goodwill	31,498
Total assets acquired	72,457

Current liabilities
Accounts payable and accrued liabilities	5,237
Deferred revenues	7,936
Current portion of lease liabilities	1,007
Current portion of long-term debt	38,584
52,764
Non-current liabilities
Lease liabilities	3,273
Total liabilities assumed	56,037

Net assets acquired	16,420

Summary of Acquisition Date Fair Value of Each Major Class of Consideration Transferred
The following table summarizes the acquisition date fair value of each class of consideration as follows:

Acquisition of Alithya IT Services Inc.	$
Cash paid	978
Issuance of 25,182,676 Subordinate Voting Shares	80,585
Total consideration transferred	81,563

The following table summarizes the acquisition date fair value of each class of consideration as follows:

Acquisition of Vitalyst, LLC	$
Cash paid	16,420
Earn-out	—
Total consideration transferred	16,420